Property, Plant and Equipment (Details) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	$ 224,933,089	$ 222,741,832
Balance, End of Year	221,586,475	224,933,089
Gross carrying amount [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	962,542,986	969,935,995
Additions	7,276,801	7,266,521
Disposal or write off	(20,372,754)	(27,207,560)
Reclassification and effect of change in exchange rate	51,694,394	12,548,030
Balance, End of Year	1,001,141,427	962,542,986
Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	764,877,366	760,466,534
Additions	34,085,924	36,817,898
Disposal or write off	(16,358,967)	(26,417,931)
Reclassification and effect of change in exchange rate	3,351,338	(5,989,135)
Balance, End of Year	785,955,661	764,877,366
Land [Member] | Gross carrying amount [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	9,008,659	8,873,981
Additions	0	865,956
Disposal or write off	(161,728)	(675,811)
Reclassification and effect of change in exchange rate	12,392	(55,467)
Balance, End of Year	8,859,323	9,008,659
Land [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	0	173,397
Additions		0
Disposal or write off		(54,186)
Reclassification and effect of change in exchange rate		(119,211)
Balance, End of Year		0
Buildings [member] | Gross carrying amount [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	124,010,869	130,595,844
Additions	53,706	433,269
Disposal or write off	(5,271,527)	(3,786,388)
Reclassification and effect of change in exchange rate	2,426,312	(3,231,856)
Balance, End of Year	121,219,360	124,010,869
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	33,825,375	36,028,301
Additions	3,097,807	3,216,571
Disposal or write off	(1,754,678)	(3,785,921)
Reclassification and effect of change in exchange rate	862,822	(1,633,576)
Balance, End of Year	36,031,326	33,825,375
Machinery and equipment [Member] | Gross carrying amount [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	800,164,310	798,046,434
Additions	2,145,769	1,827,188
Disposal or write off	(13,164,282)	(14,844,436)
Reclassification and effect of change in exchange rate	46,787,823	15,135,124
Balance, End of Year	835,933,620	800,164,310
Machinery and equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	707,334,411	698,110,663
Additions	25,620,993	27,946,301
Disposal or write off	(12,828,449)	(14,694,674)
Reclassification and effect of change in exchange rate	1,706,393	(4,027,879)
Balance, End of Year	721,833,348	707,334,411
Other equipment [Member] | Gross carrying amount [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	29,359,148	32,419,736
Additions	5,077,326	4,140,108
Disposal or write off	(1,775,217)	(7,900,925)
Reclassification and effect of change in exchange rate	2,467,867	700,229
Balance, End of Year	35,129,124	29,359,148
Other equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	23,717,580	26,154,173
Additions	5,367,124	5,655,026
Disposal or write off	(1,775,840)	(7,883,150)
Reclassification and effect of change in exchange rate	782,123	(208,469)
Balance, End of Year	28,090,987	23,717,580
Prepayments for purchase of land and equipment, and construction in progress [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure Of Detailed Information About Property Plant And Equipment [Line Items]
Balance, Beginning of Year	27,267,469	13,272,371
Additions	26,228,260	36,289,529
Disposal or write off	0	(29,206)
Reclassification and effect of change in exchange rate	(47,095,020)	(22,265,225)
Balance, End of Year	$ 6,400,709	$ 27,267,469